Commitments And Contingencies (Tables)	12 Months Ended
Dec. 31, 2013
Commitments And Contingencies [Abstract]
Schedule Of Delivery Commitments

Year	Tons (in thousands)	Number of customers
2014	3,045	19
2015	1,796	4
2016	1,100	2
2017	1,100	2

Schedule Of Purchased Coal Expenses

	Year Ended December 31,
	2013	2012	2011
	(in thousands)
Purchased coal expense	$ 3,730	$ 25,637	$ 14,283
OTC expense	$ 1,271	$ -	$ 14

Schedule Of Lease And Royalty Expense

	Year Ended December 31,
	2013	2012	2011
	(in thousands)
Lease expense	$ 3,161	$ 2,860	$ 2,630
Royalty expense	$ 11,442	$ 14,474	$ 16,175

Future Minimum Lease And Royalty Payments

Years Ended December 31,	Royalties	Leases
	(in thousands)
2014	$ 1,642	$ 1,577
2015	1,865	1,538
2016	1,864	1,545
2017	1,922	1,141
2018	1,929	193
Thereafter	9,644	-
Total minimum royalty and lease payments	$ 18,866	$ 5,994